INCOME TAXES - Expected tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Relationship between expected tax expense and provincial income tax rate
Loss before income taxes	$ (24,802,377)	$ (29,219,098)	$ (35,102,222)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income taxes based on the combined Canadian	$ (6,696,642)	$ (7,889,156)	$ (9,477,600)
Share-based remuneration	1,427,170	1,324,569	861,248
Unrealized gain on derivatives	(4,210,616)	(2,320,685)
Other permanent differences	1,461,840	(250,111)	190,097
Unrecognized deferred tax benefits	7,458,431	8,061,195	8,464,437
Difference in tax rates between foreign jurisdictions and Canada	646,509	550,131	(9,389)
Income tax (recovery)/ expense	86,692	(524,057)	28,793
Components of income tax expense
Current tax	$ 86,692	$ (524,057)	$ 28,793